Revenue from Contracts with Customers - Narrative (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories, net	$ 1,155,300,000				$ 1,211,100,000				$ 1,155,300,000	$ 1,211,100,000
Adjustment from current cost to LIFO cost basis	(33,600,000)				(2,900,000)				(33,600,000)	(2,900,000)
Sales	1,018,600,000	$ 1,018,700,000	$ 1,080,400,000	$ 1,004,800,000	1,037,900,000	$ 1,020,200,000	$ 1,009,500,000	$ 979,000,000.0	4,122,500,000	4,046,600,000	$ 3,525,100,000
Cost of sales									3,484,700,000	3,416,300,000	3,028,100,000
Short-term contract assets	38,500,000				51,200,000				38,500,000	51,200,000		$ 36,500,000
Long-term contract assets	100,000				100,000				100,000	100,000		16,900,000
Other current liabilities	237,800,000				260,100,000				237,800,000	260,100,000
Other long-term liabilities	160,800,000				89,400,000				160,800,000	89,400,000
Short-term contract liabilities	78,700,000				71,400,000				78,700,000	71,400,000		69,700,000
Long-term contract liabilities	25,900,000				7,300,000				$ 25,900,000	7,300,000		22,200,000
Number of business segments | segment									2
Revenue, Performance Obligation [Abstract]
Confirmed order backlog	2,300,000,000				2,200,000,000				$ 2,300,000,000	2,200,000,000	$ 2,100,000,000
Confirmed orders with current performance obligations	0.81								0.81
Accounts receivable with customers	558,700,000				533,800,000				558,700,000	533,800,000
Contract costs for obtaining and fulfilling contracts	$ 6,500,000				5,200,000				6,500,000	5,200,000
Amortization of contract costs									$ 1,400,000	1,200,000
ASU 2014-09 | Revenue Recognized Over-time
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in retained earnings												$ 15,500,000
Contract assets					45,300,000					45,300,000
Inventories, net					5,400,000					5,400,000
Sales										(4,300,000)
Cost of sales										(5,400,000)
Short-term contract assets					45,200,000					45,200,000
Long-term contract assets					$ 100,000					$ 100,000